Operations By Segment And Geographic Areas And Identifiable Assets (Selected Information In Relation To Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Intersegment net sales	$ (0.9)	$ (1.1)	$ (0.8)
Total net sales	3,074.0	2,749.4	2,430.1
Earnings from operations	272.5	233.9	15.5
Total assets	3,536.7	3,673.9	3,559.4
Engineered Materials [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	789.2	660.2	619.2
Intersegment net sales	0	0	0
Total net sales	789.2	660.2	619.2
Earnings from operations	124.9	107.1	88.0
Percentage of sales	15.80%	16.20%	14.20%
Total assets	934.2	806.3	724.8
Capital expenditures	36.0	54.4	127.4
Depreciation and amortization	20.9	15.8	13.7
In-Process Separation [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	339.5	292.2	265.8
Intersegment net sales	0	0	0
Total net sales	339.5	292.2	265.8
Earnings from operations	69.7	55.2	34.6
Percentage of sales	20.50%	18.90%	13.00%
Total assets	311.1	308.0	307.3
Capital expenditures	17.6	9.7	8.8
Depreciation and amortization	14.4	13.2	12.9
Additive Technologies [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	287.2	271.0	245.7
Intersegment net sales	0.9	1.1	0.8
Total net sales	288.1	272.1	246.5
Earnings from operations	39.4	40.3	10.7
Percentage of sales	13.70%	14.80%	4.30%
Total assets	199.4	206.5	224.6
Capital expenditures	16.1	9.3	3.3
Depreciation and amortization	11.2	9.3	11.4
Coating Resins [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	1,657.2	1,524.9	1,298.6
Intersegment net sales	0	0	0
Total net sales	1,657.2	1,524.9	1,298.6
Earnings from operations	69.2	73.3	5.4
Percentage of sales	4.20%	4.80%	0.40%
Total assets	1,508.8	1,671.9	1,736.6
Capital expenditures	42.4	38.7	28.5
Depreciation and amortization	88.8	82.7	117.2
Total Segments [Member]
Segment Reporting Information [Line Items]
Net sales to external customers	3,073.1	2,748.3	2,429.3
Intersegment net sales	0.9	1.1	0.8
Total net sales	3,074.0	2,749.4	2,430.1
Earnings from operations	303.2	275.9	138.7
Percentage of sales	9.90%	10.00%	5.70%
Total assets	2,953.5	2,992.7	2,993.3
Capital expenditures	112.1	112.1	168.0
Depreciation and amortization	$ 135.3	$ 121.0	$ 155.2